Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Deferred tax assets to be recovered	¥ 22,354	¥ 17,174
Deferred tax liabilities:
Deferred tax liabilities to be settled	(29,714)	(32,373)
Net deferred tax liabilities	(7,360)	(15,199)	¥ (10,202)
1 year later [member]
Deferred tax assets:
Deferred tax assets to be recovered	14,695	10,882
Deferred tax liabilities:
Deferred tax liabilities to be settled	(26,850)	(28,107)
Not later than one year [member]
Deferred tax assets:
Deferred tax assets to be recovered	7,659	6,292
Deferred tax liabilities:
Deferred tax liabilities to be settled	¥ (2,864)	¥ (4,266)